Annual Fund Operating Expenses	Apr. 30, 2026
Praxis Impact Bond Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.34%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.78%
Praxis Impact Bond Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.34%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.45%
Praxis International Index Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	0.94%
Praxis International Index Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.54%
Praxis Value Index Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.24%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	0.69%
Praxis Value Index Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.24%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.37%
Praxis Growth Index Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.62%
Praxis Growth Index Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.34%
Praxis Small Cap Index Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Praxis Small Cap Index Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.39%
Expenses (as a percentage of Assets)	0.94%	[2]
Praxis Small Cap Index Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.42%	[2]
Praxis Genesis Conservative Portfolio | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.31%
Acquired Fund Fees and Expenses	0.45%	[3]
Expenses (as a percentage of Assets)	1.06%
Praxis Genesis Balanced Portfolio | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.16%
Acquired Fund Fees and Expenses	0.44%	[4]
Expenses (as a percentage of Assets)	0.90%
Praxis Genesis Growth Portfolio | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.16%
Acquired Fund Fees and Expenses	0.43%	[5]
Expenses (as a percentage of Assets)	0.89%

[1]	Management Fees have been restated to reflect current fees.
[2]	Praxis Investment Management, Inc. (the “Adviser”) has entered into a contractual expense limitation agreement with respect to the Small Cap Index Fund Class A until April 30, 2027. Pursuant to this agreement, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary in order to limit the Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses (“AFFE”), brokerage costs, interest, taxes, dividends, Trustees fees and expenses, legal fees and expenses, and extraordinary expenses) of the Fund to 1.10 percent of the Fund’s average daily net assets. The Fund has agreed to repay the Adviser for the amounts waived and/or reimbursed by the Adviser pursuant to this expense limitation agreement provided that such repayment does not cause the Total Annual Fund Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, Trustees fees and expenses, legal fees and expenses, and extraordinary expenses) to exceed 1.10 percent or any limit in place at the time of recoupment, whichever is lower, and the repayment is made within three years after the time in which the Adviser waived and/or reimbursed the expense.
[3]	AFFE are not reflected in the Financial Highlights or audited financial statements.
[4]	AFFE are not reflected in the Financial Highlights or audited financial statements.
[5]	AFFE are not reflected in the Financial Highlights or audited financial statements.